Income Taxes - Schedule of Reconciliation Between Actual Income Tax Expense and Amount Computed by Applying Statutory Tax Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Mexican statutory tax rate value	30.00%	30.00%	30.00%
Difference between accounting and tax expenses, net	(19.00%)	109.20%	18.70%
Non-taxable sale of equity securities and fixed assets	1.30%	(13.40%)	(4.60%)
Difference between book and tax inflation	(7.10%)	38.10%	19.50%
Differences in the income tax rates in the countries where CEMEX operates	(0.90%)	(31.90%)	(16.00%)
Changes in deferred tax assets	(9.60%)	(59.80%)	(15.60%)
Changes in provisions for uncertain tax positions	0.20%	(5.20%)	(1.80%)
Others	1.00%	(3.00%)	1.00%
Effective consolidated income tax expense rate	(4.10%)	64.00%	31.20%
Mexican statutory tax rate	$ (382)	$ 76	$ 215
Difference between accounting and tax expenses, net	242	277	134
Non-taxable sale of equity securities and fixed assets	(17)	(34)	(33)
Difference between book and tax inflation	90	96	140
Differences in the income tax rates in the countries where CEMEX operates	12	(81)	(115)
Changes in deferred tax assets	122	(151)	(112)
Changes in provisions for uncertain tax positions	(2)	(13)	(13)
Others	(13)	(8)	8
Effective consolidated income tax expense rate	$ 52	$ 162	$ 224